PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Obligation under the Labor Law (Details) - IDR (Rp) Rp in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined benefit plans	Rp 2,080,000	Rp 1,361,000	Rp 759,000
Amount recognized in other comprehensive income before tax adjustment	(2,869,000)	(2,266,000)	309,000
Other employee benefit cost
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	427,000	332,000
Post-employment benefit expense, defined benefit plans	62,000	82,000	53,000
Amount recognized in other comprehensive income before tax adjustment	Rp (72,000)	Rp (33,000)	Rp (48,000)